Related Party Transactions and Balances (Details) - Schedule of related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shenzhen Qianhai Baiyu Supply Chain Co., Ltd. (“Qianhai Baiyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Zhiping Chen, the legal representative of Huamucheng, prior to March 31, 2020	Controlled by Mr. Zhiping Chen, the legal representative of Huamucheng, prior to March 31, 2020
Guangzhou Chengji Investment Development Co., Ltd. ("Guangzhou Chengji") [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Weicheng Pan, who is an independent director of the Company.	Controlled by Mr. Weicheng Pan, who is an independent director of the Company.
Yunfeihu International E-commerce Group Co., Ltd (“Yunfeihu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An affiliate of the Company, over which an immediate family member of Chief Executive Officer owns equity interest and plays a role of director and senior management	An affiliate of the Company, over which an immediate family member of Chief Executive Officer owns equity interest and plays a role of director and senior management
Shenzhen Tongdow International Trade Co., Ltd. (“TD International Trade”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by an immediate family member of Chief Executive Officer of the Company	Controlled by an immediate family member of Chief Executive Officer of the Company
Beijing Tongdow E-commerce Co., Ltd. (“Beijing TD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wholly owned by Tongdow E-commerce Group Co., Ltd. which is controlled by an immediate family member of Chief Executive Officer of the Company	Wholly owned by Tongdow E-commerce Group Co., Ltd. which is controlled by an immediate family member of Chief Executive Officer of the Company
Shanghai Tongdow Supply Chain Management Co., Ltd. (“Shanghai TD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by an immediate family member of Chief Executive Officer of the Company	Controlled by an immediate family member of Chief Executive Officer of the Company
Guangdong Tongdow Xinyi Cable New Material Co., Ltd. (“Guangdong TD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by an immediate family member of Chief Executive Officer of the Company	Controlled by an immediate family member of Chief Executive Officer of the Company
Yangzhou Tongdow E-commerce Co., Ltd. (“Yangzhou TD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by an immediate family member of Chief Executive Officer of the Company	Controlled by an immediate family member of Chief Executive Officer of the Company
Tongdow (Zhejiang) Supply Chain Management Co., Ltd. (“Zhejiang TD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by an immediate family member of Chief Executive Officer of the Company	Controlled by an immediate family member of Chief Executive Officer of the Company
Shenzhen Meifu Capital Co., Ltd. (“Shenzhen Meifu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Chief Executive Officer of the Company	Controlled by Chief Executive Officer of the Company
Shenzhen Tiantian Haodian Technology Co., Ltd. (“TTHD”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wholly owned by Shenzhen Meifu	Wholly owned by Shenzhen Meifu
Guotao Deng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Legal representative of Huamucheng before December 31, 2019	Legal representative of Huamucheng before December 31, 2019